Business segment information - Distribution of Income from Operations, Excluding Restructuring, by Geographical Area (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018
Segment Reporting Information [Line Items]
Income from operations, excluding restructuring	$ 110,044	$ 97,940	$ 318,080	$ 284,062
Ireland
Segment Reporting Information [Line Items]
Income from operations, excluding restructuring	82,529	71,435	231,202	203,322
Rest of Europe
Segment Reporting Information [Line Items]
Income from operations, excluding restructuring	10,234	7,038	21,747	23,864
U.S.
Segment Reporting Information [Line Items]
Income from operations, excluding restructuring	11,975	14,413	45,382	40,918
Rest of World
Segment Reporting Information [Line Items]
Income from operations, excluding restructuring	$ 5,306	$ 5,054	$ 19,749	$ 15,958